PREPAID LAND USE RIGHTS, NET (Schedule of Land Use Rights, Net) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
PREPAID LAND USE RIGHTS, NET [Abstract]
Prepaid land use rights, cost	$ 30,086,477	$ 24,261,289
Less: Accumulated amortization	(1,539,060)	(901,373)
Prepaid land use rights, net	$ 28,547,417	$ 23,359,916